Financial Instruments And Risk Management (Unrealized Risk Management Position) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments And Risk Management [Abstract]
Risk Management, Current asset	$ 479	$ 1,806
Risk Management, Long-term asset	111	241
Risk Management, Total asset	590	2,047
Risk Management, Current liability	5	1
Risk Management, Long-term liability	10	6
Risk Management, Total liability	15	7
Net Risk Management Asset	$ 575	$ 2,040